Stock-based Compensation - Summary of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options Outstanding, Beginning Balance	5,753,005	1,428,980	971,332
Number of Options Outstanding, Granted	31,190	6,817,420	5,779,591
Number of Options Outstanding, Exercised	(91,910)	(2,180,168)	(5,318,139)
Number of Options Outstanding, Forfeited	(155,380)	(313,227)	(3,804)
Number Of Share Outstanding Expired	5,536,905
Number of Options Outstanding, Ending Balance		5,753,005	1,428,980
Number of Options Outstanding, Vested and expected to vest	9,839,447	10,839,577	6,812,915
Number of Options Outstanding, Vested and exercisable	914,342	716,777	251,492
Number of Options Outstanding , Unvested and exercisable	4,217,643	4,630,961	1,024,478
Weighted Average Exercise Price, Beginning Balance	$ 8.88	$ 0.11	$ 0.16
Weighted Average Exercise Price, Granted	15.47	7.86	0.06
Weighted Average Exercise Price, Exercised	2.17	0.09	0.07
Weighted Average Exercise Price, Forfeited	8.2	7.77	0.59
Weighted Average Exercise Price, Ending Balance	9.05	8.88	0.11
Weighted Average Exercise Price, Vested and expected to vest	5.12	4.74	0.07
Weighted Average Exercise Price, Vested and exercisable	6.6	5.23	0.34
Weighted Average Exercise Price, Unvested and exercisable	$ 8.84	$ 8.75	$ 0.06
Weighted Average Remaining Contractual Life (Years), Ending Balance	9 years	9 years 1 month 6 days	8 years 9 months 18 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest	8 years 9 months 18 days	9 years	9 years 6 months
Weighted Average Remaining Contractual Life (Years), Vested and exercisable	8 years 3 months 18 days	7 years 10 months 24 days	5 years 9 months 18 days
Weighted Average Remaining Contractual Life (Years), Unvested and exercisable	9 years	9 years 3 months 18 days	9 years 9 months 18 days
Aggregate Intrinsic Value, Exercised	$ 1,249	$ 1,963	$ 6,889
Aggregate Intrinsic Value, Ending Balance	32,364	105,898	4,042
Aggregate Intrinsic Value, Vested and expected to vest	95,515	244,342	11,190
Aggregate Intrinsic Value, Vested and exercisable	7,466	15,806	2,028
Aggregate Intrinsic Value, Unvested and exercisable	$ 24,899	$ 85,790	$ 494